Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	16 Months Ended	20 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000241910
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Dividend Plus Fund
Average Annual Return, Percent	(5.01%)	3.06%		7.98%
C000241909
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Equity Dividend Plus Fund
C000246496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
Average Annual Return, Percent	(1.92%)	5.67%	12.03%
C000246497
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
C000246495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald International Equity Fund
C000234854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
Average Annual Return, Percent	(5.86%)	0.15%			17.93%	11.84%
C000234855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
C000234853
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cantor Fitzgerald Large Cap Focused Fund
Without Sales Load [Member] | C000241910
Average Annual Return [Line Items]
Average Annual Return, Percent	0.79%	9.34%		11.87%
Without Sales Load [Member] | C000241909
Average Annual Return [Line Items]
Average Annual Return, Percent	0.80%	9.03%			16.19%	7.95%
Without Sales Load [Member] | C000246496
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	12.13%	17.28%
Without Sales Load [Member] | C000246497
Average Annual Return [Line Items]
Average Annual Return, Percent	4.19%	12.65%	17.78%
Without Sales Load [Member] | C000246495
Average Annual Return [Line Items]
Average Annual Return, Percent	4.18%	12.35%	17.54%
Without Sales Load [Member] | C000234854
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.10%)	6.23%			19.34%	12.50%
Without Sales Load [Member] | C000234855
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.01%)	6.58%			19.74%	12.93%
Without Sales Load [Member] | C000234853
Average Annual Return [Line Items]
Average Annual Return, Percent	0.07%	6.53%			19.68%	12.87%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	0.11%	7.18%		11.35%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	0.11%	7.18%			16.15%	8.79%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	(2.76%)	6.09%	10.34%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	(2.76%)	6.09%	10.34%
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	(2.76%)	6.09%	10.34%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(3.64%)	7.72%			20.08%	15.12%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(3.64%)	7.72%			20.08%	15.12%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	(3.64%)	7.72%			20.08%	15.12%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.97%)	8.25%			18.59%	12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.97%)	8.25%			18.59%	12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(1.97%)	8.25%			18.59%	12.50%